Revenue from contracts with customers - additional information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue from transaction activities and other services Membership fees	R$ 124,811	R$ 315,919
Billing in membership fees	286,266	315,919
Net revenue from transaction activities and other services Business fees	54,106	113,897	R$ 164,280
Accumulated impairment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	R$ 95,627	110,035	R$ 97,982
Gross carrying amount [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets		R$ 190,239